Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

November 30, 2019

FIN-QTLY-0120
1.810693.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Banks - 38.2%
Diversified Banks - 18.8%
Bank of America Corp.	1,046,100	$34,856,052
Citigroup, Inc.	516,300	38,784,456
Wells Fargo & Co.	553,800	30,159,948
		103,800,456
Regional Banks - 19.4%
Amalgamated Bank	154,200	2,948,304
Ameris Bancorp	76,100	3,321,765
BOK Financial Corp.	28,500	2,375,190
Cadence Bancorp Class A	186,500	3,079,115
Cullen/Frost Bankers, Inc.	38,400	3,592,704
East West Bancorp, Inc.	108,800	4,985,216
First Citizens Bancshares, Inc.	7,800	4,054,440
First Hawaiian, Inc.	142,600	4,069,804
First Horizon National Corp.	203,600	3,273,888
First Interstate Bancsystem, Inc.	81,400	3,426,940
Great Western Bancorp, Inc.	55,900	1,921,283
Huntington Bancshares, Inc.	737,000	10,973,930
KeyCorp	326,900	6,338,591
M&T Bank Corp.	45,000	7,413,300
PNC Financial Services Group, Inc.	83,200	12,747,072
Regions Financial Corp.	425,800	7,085,312
Signature Bank	49,300	6,081,648
SunTrust Banks, Inc.	119,900	8,493,716
WesBanco, Inc.	116,700	4,257,216
Wintrust Financial Corp.	59,500	4,040,645
Zions Bancorp NA	59,900	2,981,822
		107,461,901

TOTAL BANKS		211,262,357

Capital Markets - 19.4%
Asset Management & Custody Banks - 6.6%
Affiliated Managers Group, Inc.	38,000	3,244,060
AllianceBernstein Holding LP	109,700	3,178,009
Apollo Global Management LLC Class A	136,400	5,974,320
Hamilton Lane, Inc. Class A	78,900	4,576,200
Northern Trust Corp.	83,900	8,997,436
State Street Corp.	142,800	10,724,280
		36,694,305
Financial Exchanges & Data - 3.3%
Cboe Global Markets, Inc.	91,300	10,855,570
The NASDAQ OMX Group, Inc.	57,700	6,046,960
Tradeweb Markets, Inc. Class A	23,800	1,064,574
		17,967,104
Investment Banking & Brokerage - 9.5%
E*TRADE Financial Corp.	184,700	8,182,210
Morgan Stanley	558,500	27,634,580
PJT Partners, Inc.	74,800	3,187,976
Raymond James Financial, Inc.	87,300	7,841,286
Virtu Financial, Inc. Class A (a)	340,100	5,645,660
		52,491,712

TOTAL CAPITAL MARKETS		107,153,121

Consumer Finance - 7.3%
Consumer Finance - 7.3%
Capital One Financial Corp.	219,500	21,952,195
OneMain Holdings, Inc.	219,800	9,471,182
SLM Corp.	1,030,600	8,791,018
		40,214,395
Diversified Financial Services - 7.1%
Multi-Sector Holdings - 7.1%
Berkshire Hathaway, Inc. Class B (b)	159,100	35,049,730
Cannae Holdings, Inc. (b)	114,200	4,281,358
		39,331,088
Insurance - 22.1%
Insurance Brokers - 3.9%
Arthur J. Gallagher & Co.	106,700	9,951,909
Willis Group Holdings PLC	58,300	11,452,452
		21,404,361
Life & Health Insurance - 4.9%
CNO Financial Group, Inc.	250,000	4,530,000
Globe Life, Inc.	59,900	6,155,324
MetLife, Inc.	239,200	11,938,472
Primerica, Inc.	31,600	4,229,344
		26,853,140
Multi-Line Insurance - 5.2%
American International Group, Inc.	223,700	11,780,042
Assurant, Inc.	42,300	5,620,401
Hartford Financial Services Group, Inc.	186,100	11,512,146
		28,912,589
Property & Casualty Insurance - 6.0%
Allstate Corp.	93,000	10,355,550
Beazley PLC	1,700	11,697
FNF Group	400	19,052
RSA Insurance Group PLC	389,600	2,775,710
The Travelers Companies, Inc.	144,800	19,797,056
		32,959,065
Reinsurance - 2.1%
Reinsurance Group of America, Inc.	71,100	11,764,206

TOTAL INSURANCE		121,893,361

IT Services - 3.6%
Data Processing & Outsourced Services - 3.6%
Black Knight, Inc. (b)	103,000	6,490,030
Fidelity National Information Services, Inc.	42,900	5,926,635
GreenSky, Inc. Class A (a)(b)	213,600	1,589,184
Visa, Inc. Class A	32,300	5,959,673
		19,965,522
Mortgage Real Estate Investment Trusts - 0.1%
Mortgage REITs - 0.1%
AGNC Investment Corp.	30,300	524,796
MFA Financial, Inc.	2,900	22,214
		547,010
Thrifts & Mortgage Finance - 1.6%
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd.	74,200	4,055,030
MGIC Investment Corp.	339,400	4,890,754
		8,945,784
TOTAL COMMON STOCKS
(Cost $442,478,286)		549,312,638

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.61% (c)	2,449,170	2,449,660
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	6,861,073	6,861,759
TOTAL MONEY MARKET FUNDS
(Cost $9,311,419)		9,311,419
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $451,789,705)		558,624,057
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,261,626)
NET ASSETS - 100%		$552,362,431

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,497
Fidelity Securities Lending Cash Central Fund	13,537
Total	$91,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.